Investments in Real Estate and Real Estate Under Construction (Tables)	12 Months Ended
Dec. 31, 2011
Investments in Real Estate and Real Estate Under Construction [Abstract]
Schedule of Acquired Properties [Table Text Block]
The Company, through property owner subsidiaries, acquired the following operating properties in separate transactions during 2011:

							Lease Intangibles
Property Type	Location	Acquisition/Consolidation Date	Initial Cost Basis	Lease Expiration	Land	Building and Improvements	Above Market Lease Value	Lease in-place Value	Tenant Relationships Value
Industrial	Byhalia, MS	May 2011	$27,492	03/2026	$1,005	$21,483	$—	$4,097	$907
Office	Rock Hill, SC	May 2011	$7,395	08/2021	$551	$4,313	$—	$1,853	$678
Office (1)	Allen, TX	May 2011	$36,304	03/2018	$5,591	$21,607	$—	$5,127	$3,979
Industrial (2)	Shelby, NC	June 2011	$23,470	05/2031	$1,421	$18,917	$—	$2,712	$420
Office	Columbus, OH	July 2011	$6,137	07/2027	$433	$2,773	$—	$2,205	$726
Industrial	Chillicothe, OH	October 2011	$12,110	06/2026	$736	$9,021	$—	$1,859	$494
Office (3)	Aurora, IL	October 2011	$15,300	09/2017	$3,063	$5,943	$1,272	$3,616	$1,406
			$128,208		$12,800	$84,057	$1,272	$21,469	$8,610

Weighted-average life of intangible assets (years)							6.0	11.8	9.7
(1)    The Company acquired the property from Net Lease Strategic Assets Fund L.P. pursuant to a purchase option.
(2)    The Company funded the construction of the property commencing in 2010.
(3)    Obtained control of joint venture investment (see note 9).

Schedule of Finite-Lived Intangible Assets by Major Class [Table Text Block]
As of December 31, 2011 and 2010, the components of intangible assets, are as follows:

	2011	2010
In-place lease values	$327,589	$335,152
Tenant relationship values	152,390	156,495
Above-market leases	66,939	85,987
	$546,918	$577,634

Schedule of Development Arrangements Outstanding [Table Text Block]
As of December 31, 2011, the Company had the following development arrangements outstanding:

Location	Property Type	Square Feet	Expected Maximum Commitment/Contribution	Estimated Purchase Price/Completion Cost	Lease Term (Years)	Estimated Completion Date
Saint Joseph, MO(1)	Office	99,000	$17,991	$17,991	15	2Q 12
Huntington, WV(1)(3)	Office	70,000	$11,826	$12,600	15	1Q 12
Shreveport, LA(1)	Industrial	257,000	$2,520	$13,064	10	2Q 12
Florence, SC	Office	32,000	$5,128	$5,128	12	1Q 12
Long Island City, NY(2)	Industrial	143,000	$46,728	$55,524	15	1Q 13
Jessup, PA	Office	150,000	$20,780	$20,780	15	2Q 12
		751,000	$104,973	$125,087
(1) Acquisition, development and construction arrangement.
(2) Joint venture investment. The Company has guaranteed completion to the ground owner. The guarantee obligation was valued at $1,500 and is included in accounts payable and other liabilities in the Consolidated Balance Sheet. In addition, the Company may loan a maximum of $4,398 to the joint venture under certain circumstances. The difference between the Company's expected contribution and the estimated completion cost represents the joint venture partner's equity.
(3) Property acquired in January 2012.